BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The financial statements herein are prepared in conformity with generally accepted accounting principles in the
U.S. (“U.S. GAAP”) and are presented in accordance with applicable requirements of Regulation S-X. In the opinion of management, the consolidated financial statements of Dole include all necessary adjustments, which are of a normal recurring nature, to present fairly Dole’s financial position, results of operations and cash flows.
Dole’s consolidated financial statements include the accounts of majority-owned subsidiaries over which Dole exercises control, entities that are not majority-owned but require consolidation, because Dole has the ability to exercise control over operating and financial policies or has the power to direct the activities that most significantly impact the entities’ economic performance, and all variable interest entities (“VIEs”) for which Dole is the primary beneficiary.
Total Produce is the accounting acquirer of Legacy Dole, and as such, all Dole plc operating results prior to the Merger are only reflective of Total Produce, inclusive of Total Produce’s 45.0% investment in Legacy Dole. The prior year consolidated balance sheet is only reflective of legacy Total Produce.
Intercompany accounts and transactions have been eliminated in consolidation. The results of consolidated entities are included from the effective date of control or, in the case of VIEs, from the date that Dole becomes the primary beneficiary. The results of subsidiaries sold or otherwise deconsolidated are excluded from consolidated results as of the date that Dole ceases to control the subsidiary or, in the case of VIEs, when Dole ceases to be the primary beneficiary.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Estimates and assumptions include, but are not limited to, the areas of customer and grower receivables, inventories, impairment of assets, useful lives of property, plant and equipment, intangible assets, income taxes, self-insurance reserves, retirement benefits, business combinations, financial instruments and contingencies. Actual results could differ from these estimates and assumptions.
In the year ended December 31, 2021, the Company reclassified $15.5 million of pension activity from retained earnings to other comprehensive loss to correct the presentation of pension reserves in equity. The change did not have an impact to Dole’s results of operations, financial condition or cash flows.
Summary of Significant Accounting Policies
Revenue Recognition: Revenue is recognized when a performance obligation is satisfied as control of a good or service is transferred to a customer in the amount expected to be entitled at transfer. For each customer contract, the performance obligations are identified, the transaction price is allocated to the individual performance obligations, and revenue is recognized when these performance obligations are fulfilled and control of the good or service is transferred to the customer. The transfer of control of a good or service to customers is based on written sales terms that allow customers right of return when the good or service does not meet certain quality factors.
Revenue consists primarily of product revenue, which includes the selling of fresh produce, health foods and consumer goods to third-party customers. Fresh produce comprises two main product categories for fruit, fresh fruit and diversified produce, and two main product categories for vegetables, value added vegetables and fresh packed vegetables. Fresh fruit primarily consists of bananas and pineapples, and diversified produce primarily consists of all other fruit, including berries, deciduous fruit and other fresh fruit whose growing and selling cycles are different than those of the Company’s pineapples and bananas. Value added vegetables primarily include packaged salads and meal kits, and fresh packed vegetables include other vegetables, such as iceberg, romaine, leaf lettuces and celery.
Product revenue also includes surcharges for additional product services such as freight, cooling, warehousing, fuel, containerization, handling and palletization related to the transfer of products. The Company also has certain marketing contracts where Dole is the principal, and the related revenue and cost of sales are reported on a gross basis. Product revenues are recognized at a point in time when control of the goods has been transferred to the customer, which can be upon shipping or delivery, depending on the terms of sale.
Revenue also includes service revenue, which includes commissions with third-party growers, management fees, third-party freight and royalties for the use of Company brands and trademarks. Additionally, the Company maintains a commercial cargo business where revenue is earned by leasing a Company vessel, leasing available space on a Company vessel or providing handling and transportation services of containerized cargo on Company vessels. Net service revenues were less than 10% of total revenue for the years ended December 31, 2021, December 31, 2020 and December 31, 2019. See Note 5 “Revenue” for additional detail of the Company’s revenue by product and channel.
Dole’s incremental costs of obtaining a contract have primarily consisted of sales commissions, and the Company has elected the practical expedient to expense these costs that are related to contracts that are less than one year. These costs are included in selling, marketing and general and administrative expenses in the consolidated statements of operations. If these costs relate to contracts that are greater than one year, the incremental costs are capitalized as a contract asset and amortized over the period from which the contract is obtained until the performance obligations are met. Dole’s contracts are generally less than one year, and incremental costs of obtaining a contract are not material.
The Company treats shipping and handling costs that occur after the customer obtains control of the good as a fulfillment cost rather than a service performance obligation. Further, Dole has elected the practical expedient to exclude sales and other taxes imposed by government authorities on revenue-producing transactions from the transaction price.
The period between the transfer of a promised good or service to a customer and customer payment is expected to be less than one year and, as such, Dole has elected the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component.
Revenue is recorded net of any sales allowances, sales promotions and sales incentives. Sales allowances are calculated based on historical claims information. Dole offers sales promotions and sales incentives to its customers (resellers) and to its consumers. Sales promotions are temporary price reductions on third-party sales, and sales incentives include consumer coupons and discounts, volume and timing rebates and product placement fees. Estimated sales discounts are recorded in the period in which the related sale is recognized. Volume rebates are recognized in the period of sale as a reduction of revenue based on Dole’s estimate of sales volume over the term of the arrangement. All other sales incentives are estimated using both historical trends and current volumes and assumptions. The Company also enters cooperative advertising arrangements in which Dole refunds a retailer for a portion of the costs incurred to advertise Dole’s products. The value of these arrangements is treated as a reduction of revenue, unless the arrangement is in exchange for a distinct good or service, in which case, these amounts are recorded in selling, marketing and general and administrative expenses in the consolidated statements of operations. Adjustments to sales estimates are made periodically as new information becomes available and actual sales volumes become known. Adjustments to these estimates have historically not been significant to Dole.
Cost of Sales: Cost of sales primarily consists of costs associated with the production or purchasing of inventory, packaging materials, labor, depreciation, overhead, transportation and other distribution costs. Cost of sales also includes recurring agricultural costs and shipping and handling costs, which are detailed below.
Agricultural Costs: Plant costs, including seeds, trees, vines and stems and preproduction costs, including land preparation, pre-planting and planting costs, are generally capitalized into inventory and charged to cost of sales when the related crop is harvested and sold, with the exception of pineapples, in which the costs are expensed as incurred. Certain plant and preproduction costs are capitalized to property, plant and equipment, depending on the crop, and charged to cost of sales over the life. All land development costs, including farm and soil improvements, are capitalized to property, plant and equipment. The useful lives for plant, preproduction and land development costs capitalized to property, plant and equipment are 2 to 25 years and are based on historical yields, climate and weather conditions and likelihood of disease and pest interference. Recurring agricultural costs after the preproduction period, including ongoing pruning, fertilization, watering and farm labor, are generally capitalized into inventory and charged to cost of sales when the related crop is harvested and sold, with the exception of pineapples and bananas, in which the costs are expensed as incurred, due to the continuous nature of costs incurred throughout the year.
As a result of the Acquisition, certain Legacy Dole pineapple and banana costs were recognized into inventory at fair value to reflect the biological transformation of these crops. The fair value uplift related to these crops was reversed and recognized to cost of sales on a straight-line basis over the remaining growth and harvest cycle, which was complete as of December 31, 2021. Total incremental charges to cost of sales related to this uplift was $35.2 million for the year ended December 31, 2021. Similarly, certain plant and preproduction costs related to pineapples were recognized at fair value into property, plant and equipment to reflect the value associated with the pineapple bearer plant. A portion of the fair value uplift related to these pineapple bearer plants was reversed and recognized to cost of sales on a straight-line basis as of December 31, 2021, and the remaining uplift will continue to be reversed and recognized to costs of sales on a straight-line basis over the remaining life of these plants. Total incremental charges to cost of sales related to this uplift was $29.6 million for the year ended December 31, 2021. See Note 4 “Business Combinations and Transactions” for additional detail.
Shipping and Handling Costs: Amounts billed to third-party customers for shipping and handling are included as a component of revenues. Shipping and handling costs incurred are included as a component of cost of sales and represent fulfillment costs incurred by Dole to ship products from the sourcing locations to the end customer and are not considered separate performance obligations.
Value-Added Taxes: Value-added taxes that are collected from customers and remitted to taxing authorities are excluded from revenues and cost of sales. Receivables related to value-added taxes are included within other receivables, net, and other assets in the consolidated balance sheets.
Marketing and Advertising Costs: Marketing and advertising costs, which include media, production and other promotional costs, are generally expensed in the period in which the marketing or advertising first takes place. Marketing and advertising costs, included in selling, marketing and general and administrative expenses in the consolidated statements of operations, amounted to $10.6 million, $5.3 million and $5.8 million for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.
Research and Development Costs: Research and development costs are expensed as incurred and are included in cost of sales or selling, marketing and general and administrative expenses in the consolidated statements of operations.
Research and development costs amounted to $5.8 million for the year ended December 31, 2021 and were not material for the years ended December 31, 2020 and December 31, 2019.
Restructuring Costs: Restructuring costs are expensed as incurred and included in cost of sales or selling, marketing, general and administrative expenses in the consolidated statements of operations. Restructuring charges were not material for the years ended December 31, 2021, December 31, 2020 and December 31, 2019.
Merger, Transaction and Other Related Costs: Dole records and separately states merger, transaction and other related costs to reflect non-recurring acquisition and merger-related activities. These costs were approximately $30.1 million for the year ended December 31, 2021 and primarily relate to the Merger and IPO Transaction. These costs were not significant for the years ended December 31, 2020 and December 31, 2019.
Gain (Loss) on Asset Sales: Gain (loss) on asset sales primarily consists of gains and losses incurred through the disposal of assets held-for-sale and actively marketed property and other property disposed in the ordinary course of business. All assets held-for-sale and actively marketed property held during the year ended December 31, 2021 represented Legacy Dole properties and were recognized at fair value as a result of the Acquisition. Therefore, no gains or losses were recognized for the disposal of assets held-for-sale and actively marketed property for the year ended December 31, 2021, as the fair values of the disposed properties approximated their ultimate disposal value. There were also no gains and losses on the disposal of assets held-for-sale and actively marketed property for the years ended December 31, 2020 and December 31, 2019. See Note 11 “Assets Held-For-Sale and Actively Marketed Property” for additional detail. Other gains and losses include disposals of other property in the ordinary course of business and have not historically been significant.
Gain (Loss) on Disposal of Businesses: Dole records and separately states the net gain (loss) related to the disposal of businesses or subsidiaries. These disposals are the result of a business no longer meeting the strategic objective of the Company. While a divestiture may impact the operating results of the Company, the net impact of these disposals has not historically been significant.
Interest Income: Interest income comprises interest from funds invested and other receivables, such as grower advances, and is recognized using the effective interest method over the term of the underlying agreement.
Interest Expense: Interest expense comprises interest on borrowings, amortization of discounts and issuance costs related to borrowings, interest on finance lease liabilities, debt extinguishment costs and arrangement fees.
Income Taxes: Dole accounts for deferred taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amount and the tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. A valuation allowance is provided for deferred tax assets for which it is deemed more likely than not that future taxable income will not be sufficient to realize the related income tax benefits from these assets. The Company recognizes the benefit of a tax position only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that is recognized is the largest amount that is greater than 50% likely of being realized upon settlement. Income tax expense includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties. In respect to undistributed earnings for foreign subsidiaries, where those earnings are considered to be either indefinitely reinvested, or the earnings could be distributed tax free, no deferred tax liability have been provided thereon.
The Company releases stranded income tax effects from accumulated other comprehensive loss as individual items in accumulated other comprehensive loss are settled or otherwise disposed.
Discontinued Operations: Dole determines whether a disposal of a component or a group of components of Dole is required to be presented as discontinued operations, when the disposal represents a strategic shift that had, or will have, a major effect on Dole’s operations and financial results. A component of an entity comprises operations and cash flows that can be clearly distinguished both operationally and for financial reporting purposes. There was no income or loss from discontinued operations for the years ended December 31, 2021, December 31, 2020 and December 31, 2019.
Earnings per share: Basic earnings per share is calculated by dividing the net income attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period, excluding any shares purchased by the Company and held as treasury shares. Diluted earnings per share is calculated by dividing the net income or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding, after the adjustment for the effects of potentially issuable shares, such as restricted stock units and stock options with a dilutive effect.
Operating and Reportable Segments: Operating segments, defined as components of the Company that engage in business activities from which they earn revenue and incur expenses, are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”). The CODM, who is responsible for assessing performance and allocating resources amongst operating segments, is defined as the Chief Executive Officer (“CEO”) and Chief Operating Officer (“COO”).
Dole was re-organized and segment results adjusted to reflect the following segments of the Company - Fresh Fruit, Diversified Fresh Produce - Europe, the Middle East and Africa (“Diversified Fresh Produce - EMEA”), Diversified Fresh Produce - Americas and the Rest of the World (“Diversified Fresh Produce - Americas & ROW”) and Fresh Vegetables. See further detail on operating and reporting segments in Note 6 “Segments”.
Cash and Cash Equivalents: Cash and cash equivalents consist of cash on hand and highly liquid investments, primarily money market funds and time deposits, with original maturities of three months or less. Whenever outstanding checks exceed cash balances, the balance of the book overdraft is reclassified to accounts payable in the consolidated balance sheets.
Short-Term and Long-Term Investments: Dole sponsors various non-qualified benefit and executive compensation plans, with plan assets held in Rabbi Trusts. Short-term investments include the portion of the Rabbi Trust securities portfolio that approximates the short-term liability of the frozen non-qualified Supplemental Executive Retirement Plan (“SERP”) defined benefit plan and the total liability of the non-qualified deferred compensation Excess Savings Plan (“ESP”). Long-term investments include the portion of the Rabbi Trust securities portfolio that will be used to fund a portion of the long-term liability of the SERP plan. Securities are recorded at fair value with realized and unrealized holding gains and losses included in earnings. Dole estimates the fair value of its investments using prices provided by its custodian. See Note 18 “Fair Value Measurements” for fair value disclosures.
Trade Receivables: Trade receivables less allowances are recognized at net realizable value, which approximates fair value. Credit risk related to trade receivables is mitigated due to the large number of customers dispersed worldwide. To reduce credit risk, Dole performs periodic credit evaluations of its customers but does not generally require advance payments or collateral. Additionally, at least quarterly, Dole estimates expected credit losses for all outstanding trade receivables to determine if a related impairment loss and allowance should be recognized. Expected credit losses for newly recognized trade receivables, as well as changes to existing expected credit losses during the period, are recognized in selling, marketing, general and administrative expenses in the consolidated statements of operations. See Note 8 “Receivables and Allowances for Credit Losses” for further detail on how the Company estimates these credit losses. No individual customer accounted for more than 10% of Dole’s revenue during the years ended December 31, 2021, December 31, 2020 and December 31, 2019, nor accounted for greater than 10% of Dole’s account receivable as of December 31, 2021 and December 31, 2020.
In addition, Dole manages the credit risk of a portion of its trade receivables through the use of non-recourse trade receivables arrangements. See Note 8 “Receivables and Allowances for Credit Losses” for further detail.
Grower Advances: Dole makes advances to third-party growers for various farming needs. Some of these advances are secured with crop harvests or other collateral owned by the growers. Dole monitors these receivables on a regular basis and estimates expected credit losses, at least quarterly, for all outstanding grower advances to determine if a related impairment loss and allowance should be recognized. These expected credit losses are evaluated on a case-by-case basis and are based on historical credit loss information, among other quantitative and qualitative factors. Grower advances are stated at the gross advance amount less allowances for expected credit losses.
Grower advances are disaggregated into short-term advances that mature in one year or less, which are included within grower advance receivables, net, in the consolidated balance sheets and long-term advances that are included in other assets in the consolidated balance sheets.
Other Receivables: Other receivables consists primarily of miscellaneous notes receivable, hedging receivables and receivables from governmental institutions. These receivables are recorded at net realizable value. Allowances against receivables are established based on specific account data and factors such as Dole’s historical losses, current economic conditions, age of receivables, the value of any collateral and payment status compared to payment terms. Account balances are written off against the allowance if and when management determines the receivable is uncollectible.
Concentration of Credit Risk: Financial instruments that potentially subject Dole to a concentration of credit risk principally consist of cash equivalents, investments, derivative contracts and grower advances. As discussed above, credit risk related to trade receivables is mitigated through the Company’s large customer base and periodic credit valuations. Dole maintains its cash and investments with high quality financial institutions. The counterparties to Dole’s derivative contracts, which are discussed in greater detail below, are major financial institutions. Grower advances are principally with farming enterprises and are generally secured by the underlying crop harvests or other collateral.
Inventories: Inventories are valued at the lower of cost or net realizable value. Costs related to fresh produce are determined on the first-in, first-out basis. Specific identification and average cost methods are also used primarily for certain packing materials and operating supplies. In the normal course of business, the Company incurs certain crop growing costs such as land preparation, planting, fertilization, grafting, pruning and irrigation. Based on the nature of these costs and type of crop production, these costs may be capitalized into inventory. Generally, all recurring direct and indirect costs of growing crops for fresh produce other than bananas and pineapples are capitalized into inventory. These costs are recognized into cost of sales during each harvest period.
As discussed in greater detail above, as a result of the Acquisition, certain Legacy Dole pineapple and banana costs were recognized into inventory at fair value to reflect the biological transformation of these crops. The fair value uplift related to these crops was reversed and recognized to cost of sales on a straight-line basis over the remaining growth and harvest cycle, which was complete as of December 31, 2021.
Due to the nature of the Company’s inventory, reserves for excess production and obsolescence have not historically been significant. However, losses from the result of subsequent measure of inventory and the related reserve were unusually larger as of December 31, 2021, due to the produce recall and plant suspensions described in more detail in Note 19 “Commitments and Contingencies.”
Details of inventory in the consolidated balance sheets as of December 31, 2021 and December 31, 2020 were as follows:

	December 31, 2021	December 31, 2020

Inventories:	(U.S. Dollars in thousands)
Finished products	$233,666	$120,897
Raw materials and work in progress	89,312	—
Crop growing costs	40,671	3,551
Agricultural and other operating supplies	47,088	16,731
	$410,737	$141,179
Physical goods that have completed production and are held-for-sale in the ordinary course of business are classified as finished products. Inventories classified as raw materials represent goods that will be consumed in production, such as fresh fruit or vegetables to be modified from their original form and those awaiting packaging, as well as items such as consumer packing, labels and pallets. Goods that are in the course of production are classified as work in progress. Inventories classified as crop growing costs include costs incurred up to the time crops are produced in commercial quantities. In addition, agricultural and other operating supplies that are consumed indirectly in production are also capitalized into inventory, such as ripening agents, fertilizer and fuel.
Assets Held-for-Sale and Actively Marketed Property: Dole reports a business or assets as held-for-sale when management has approved or received approval to sell the business or assets and is committed to a formal plan, the business or assets are available for immediate sale, the business or assets are being actively marketed, the sale is anticipated to occur during the ensuing year, and the other specified criteria for classification are met. In certain situations when timing of the sale of land is uncertain, Dole classifies such assets as actively marketed property. A business or assets classified as held-for-sale or land classified as actively marketed property are recorded at the lower of their carrying amount or estimated fair value less cost to sell. If the carrying amount exceeds the estimated fair value, a loss is recognized. Depreciation is not recorded on assets classified as held-for-sale or on land improvements associated with actively marketed property. Assets and liabilities related to a business classified as held-for-sale and actively marketed property are segregated in the consolidated balance sheets, and major classes are separately disclosed in the notes to the consolidated financial statements, commencing in the period in which the business or assets are classified as held-for-sale or actively marketed. See Note 11 “Assets Held-For-Sale and Actively Marketed Property” for additional detail.
Investments in Unconsolidated Affiliates: Investments in unconsolidated affiliates and joint ventures with ownership of 20% to 50% are recorded using the equity method, provided Dole has the ability to exercise significant influence. In addition, entities in which the Company has variable interests are also recorded using the equity method when it is determined that the Company is not the primary beneficiary in the relationship. Under the equity method of accounting, a share of earnings and losses based on Dole’s ownership percentage in the investment is recorded in earnings each period. Unrealized gains and losses arising from transactions with equity method investments are eliminated to the extent of the Company’s interest in the equity.
All material equity method investments have the same fiscal year-end or a fiscal year-end within three months of the Company’s year-end. In the case of the latter, appropriate adjustments are made for the effects of significant transactions or events that occur between that date and the date of Dole’s consolidated financial statements. Where appropriate, the accounting policies of equity method investments have been adjusted to ensure consistency with the policies adopted by Dole.
All other unconsolidated investments are recorded at cost less impairment, as their fair value is not readily determinable. As of December 31, 2021 and December 31, 2020, substantially all of Dole’s investments in unconsolidated affiliates have been accounted for under the equity method.
Dole evaluates its equity and investments held at cost for impairment when facts and circumstances indicate that the carrying value of such investments may not be recoverable. Dole reviews several factors to determine whether the loss is other than temporary, such as the length and extent of the fair value decline, the financial condition and near-term prospects of the investee and whether Dole has the intent to sell or will be required to sell before the investment’s anticipated recovery. If a decline in fair value is determined to be other than temporary, an impairment charge is recorded in earnings.
In the year ended December 31, 2021, the Company recorded an impairment charge related to its investment in Legacy Dole of $122.9 million, as the carrying value of the 45.0% investment was higher than the value of the consideration paid upon the Acquisition. The Company also recognized a gain on the settlement of preexisting contractual arrangements of $93.0 million. The net loss on Legacy Dole arising from the step-up acquisition was $4.0 million, after considering the impairment offset by the gain on the preexisting contractual arrangements, both noted above, and also the release of deferred tax, indemnification and cumulative equity reserves of $20.1 million, $4.4 million and $1.4 million, respectively. During the year ended December 31, 2021, Dole also recorded a fair value gain of $7.7 million, upon the acquisition of other investments previously accounted for under the equity method. The Company also acquires and disposes of investments in unconsolidated affiliates in the normal course of business. In the year ended December 31, 2021, the Company recorded a gain on the disposal of investments accounted for under the equity method of $1.1 million. Dole did not recognize any impairment charges or any gain or loss for investments in unconsolidated affiliates for the years ended December 31, 2020 and December 31, 2019. See Note 23 “Investments in Unconsolidated Affiliates” for additional detail.
Property, Plant and Equipment: Property, plant and equipment is stated at cost plus asset retirement obligations, if any, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of these assets. Dole reviews long-lived assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable. If an evaluation of recoverability is required, the estimated undiscounted future cash flows directly associated with the asset are compared to the asset’s carrying amount. If this comparison indicates that there is an impairment, the amount of the impairment is calculated by comparing the carrying value to discounted expected future cash flows or comparable market values, depending on the nature of the asset group. Routine maintenance and repairs are expensed as incurred. Dole did not recognize any impairment charges for property, plant and equipment for the years ended December 31, 2021 and December 31, 2019 and recognized an impairment loss of approximately $1.2 million in the year ended December 31, 2020. The impairment related to three properties in the Diversified Fresh Produce - EMEA segment where an analysis of the properties indicated that the carrying amount exceeded the fair value based on quoted market prices. See Note 12 “Property, Plant and Equipment” for additional detail on the major classes of property, plant and equipment and the respective useful lives of the asset classes.
Dry-Docking Costs: Dole incurs costs for planned major maintenance activities related to its vessels during regularly scheduled dry dockings that occur approximately every 2 to 7 years, depending on the age of the vessel. Costs incurred during the dry-docking period, such as overhaul costs, are capitalized and amortized to the next overhaul. Costs incurred during the dry-docking period relating to routine repairs and maintenance are expensed as incurred and included in cost of sales in the consolidated statements of operations.
Leases: Dole leases fixed assets for use in operations where leasing offers advantages of operating flexibility and is less expensive than alternative types of funding. Dole also leases land in countries where land ownership by foreign entities is restricted or where purchasing is not a viable option.
Dole’s leases are evaluated at inception or at any subsequent modification and, depending on the lease terms, are classified as either finance or operating leases. For leases with terms greater than one year, the Company recognizes a related asset (“right-of-use asset”) and obligation (“lease liability”) on the lease commencement date, calculated as the present value of lease payments over the lease term. Right-of-use assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Many of Dole’s leases include rental escalation clauses, renewal options and/or termination options that are factored into the determination of lease payments and lease term when appropriate. Dole’s lease agreements do not contain any residual value guarantees. The majority of Dole’s leases are classified as operating leases. Dole’s principal operating leases are for vessel containers that do not meet finance lease criteria, ports, land and warehouse facilities. Dole’s finance leases primarily consist of vessel containers and machinery and equipment that meet the finance lease criteria. Dole’s decision to exercise renewal options is primarily dependent on the level of business conducted at the location and the profitability of the renewal.
The Company has elected to account for lease and non-lease components a single lease component in contracts where Dole is the lessee. When available, the rate implicit in the lease is used to discount lease payments to present value; however, most of Dole’s leases do not provide a readily determinable implicit rate. Therefore, the Company’s incremental borrowing rate is used to discount the lease payments based on information available at lease commencement.
When the Company acts as a lessor, for contracts that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices at inception or modification of the lease. The Company determines at lease inception whether each lease is a finance lease or an operating lease. To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Company considers certain indicators such as whether the lease is for the major part of the economic life of the asset. If an arrangement contains lease and non-lease components, then the Company applies ASC 606, Revenue from Contracts with Customers, to allocate the consideration in the contract. Dole recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as a part of other income (expense), net in the consolidated statements of operations.
Goodwill and Intangible Assets: Goodwill represents the excess cost of a business acquisition over the fair value of the net assets acquired, including the amount assigned to identifiable intangible assets. Fair values for goodwill and intangible assets are determined based on discounted cash flows, market multiples or appraised values, as appropriate. Dole tests goodwill for impairment at the reporting unit level annually on the first day of the fourth quarter of each fiscal year and when there is an indicator of impairment. Dole defines each of its four operating business segments as reporting units for purposes of evaluating goodwill for impairment: Fresh Fruit, Diversified Fresh Produce – EMEA, Diversified Fresh Produce – Americas & ROW and Fresh Vegetables.
Dole’s indefinite-lived intangible assets, primarily consisting of the DOLE brand, are considered to have an indefinite life, because they are expected to generate cash flows indefinitely and, as such, are not amortized. Indefinite-lived intangible assets are reviewed for impairment annually on the first day of the fourth quarter of each fiscal year, or more frequently if certain impairment indicators arise.
Dole’s definite-lived intangible assets include customer relationships, supplier relationships and local brands, that are initially recorded at fair value and amortized on a straight-line basis over 3 to 15 years.
During the years ended December 31, 2021, December 31, 2020 and December 31, 2019, Dole assessed qualitative and quantitative factors to determine whether it was more likely than not that the fair value of each reporting unit was less than its carrying value. Qualitative factors includes market considerations, overall financial performance and other relevant events and factors affecting the reporting unit. Quantitative factors include forecasted revenue and margin and the determination of recoverable amounts. Based on the impairment tests performed in each year, the Company determined that it was not more likely than not that the fair value of each reporting unit was less than its carrying value.
See Note 13 “Goodwill and Intangible Assets” for additional detail.
Bank Overdrafts: The Company and its subsidiaries have a number of bank overdraft facilities which are primarily used to fund seasonal working capital requirements. The total of these facilities as of December 31, 2021 and December 31, 2020 was $9.4 million and $11.2 million, respectively. The facilities contain covenants customary for unsecured facilities of this kind, including financial covenants on maximum leverage and minimum interest cover. Bank overdrafts are classified as a current liability in the consolidated balance sheets. See Note 14 “Notes Payable, Bank Overdrafts and Long-Term Debt” for additional detail.
Debt: Debt is carried at the principal amount borrowed, including unamortized discounts and premiums and debt issuance costs, when applicable. Debt discounts and issuance costs are amortized over the term of the debt agreement using the effective interest method. Debt discounts and issuance costs are presented as a direct reduction of debt in the consolidated balance sheets, except for those issuance costs related to line-of-credit arrangements which are recorded as a prepaid asset in the consolidated balance sheets. See Note 14 “Notes Payable, Bank Overdraft and Long-Term Debt” for additional detail.
Workers Compensation and Loss Reserves: Dole self-insures certain losses arising out of workers compensation claims. Dole establishes workers compensation accruals for its self-insured programs based upon reported claims in process and actuarial estimates for losses incurred but not reported. Loss reserves, including incurred but not reported reserves, are estimated using actuarial methods, and ultimate settlements may vary significantly from such estimates due to increased claims frequency or the severity of claims and are recorded in accrued liabilities or other long-term liabilities in the consolidated balance sheets, depending on the estimate of the timing of settlement.
Derivative Financial Instruments: Dole also holds derivative instruments to hedge against risks in foreign currency exchange, fuel costs and interest rates on long-term borrowings. Dole estimates the fair value of its derivatives, including any credit valuation adjustments, using market-based inputs. During the year ended December 31, 2021, Dole entered into interest rate swaps that qualified for hedge accounting and designated them as hedging instruments. All realized gains and losses under the interest rate swaps and other designated cash flow hedges are included in earnings in the consolidated statements of operations, and unrealized gains and losses are included in other comprehensive income (loss). For all other hedges not designated as hedging instruments, all realized and unrealized gains and losses are recorded in the same line item within the consolidated statements of operations as the activity that is being hedged from a financial risk management perspective. See Note 17 “Derivative Financial Instruments” for additional detail on derivative instruments.
Fair Value Hedges: The Company enters into fair value hedges to hedge foreign currency exposure of certain non-functional currency assets and liabilities. Dole enters into foreign currency forward contracts primarily to hedge the changes in fair value of intercompany loans denominated in a currency other than the U.S. dollar functional currency. During the year ended December 31, 2021, the Company discontinued its fair value hedges.
Cash Flow Hedges: The Company enters into cash flow hedges to hedge against variability in certain expected future cash flows related to foreign currency exchange, fuel costs and interest rates on long-term borrowings. Dole enters into foreign currency exchange forward contracts and option contracts to hedge a portion of its forecasted revenue, cost of sales and operating expense. In addition, Dole incurs significant fuel costs transporting products from the sourcing location to the end customer (reseller). To mitigate the price uncertainty of future purchases of bunker fuel, Dole enters into bunker fuel swap contracts. Similarly, in order to mitigate interest rate uncertainty on long-term debt, Dole enters into interest rate swap agreements.
Fair Value of Financial Instruments: Dole’s financial instruments primarily comprise cash and cash equivalents, short and long-term investments, short-term trade and grower receivables, trade payables, notes receivable and notes payable, as well as long-term grower receivables, finance lease obligations, asset-based loans, contingent consideration, term loan facilities and notes. The carrying amounts of short-term instruments, excluding Dole’s short-term Rabbi Trust investments that are recorded at fair value, approximate fair value because of the instrument’s short maturity. The carrying amounts of long-term financial instruments, excluding Dole’s secured notes, term loans, contingent consideration and long-term Rabbi Trust investments, approximate fair value, since the instruments bear interest at variable or fixed rates which approximate market rates. See Note 18 “Fair Value Measurements” for additional detail.
Dole also holds retirement plan assets which are measured at fair value. Dole estimates the fair value of its retirement plan assets based on quoted market prices, dependent on availability. In instances where quoted market prices are not readily available, the fair value of the investment securities is estimated based on pricing models using observable or unobservable inputs. As a practical expedient, the Company uses net asset value (“NAV”) to measure certain real estate investments without a readily determinable fair value within the Company’s pension asset portfolio. The underlying fund utilizes pricing and valuation information from third-party sources, including independent appraisals. See Note 15 “Employee Benefit Plans” for additional detail.
Foreign Currency Exchange: The functional currency of Dole is the U.S. dollar. For subsidiaries with transactions that are denominated in a currency other than the functional currency, the net foreign currency exchange transaction gains or losses resulting from the translation of monetary assets and liabilities to the functional currency are included in the consolidated statements of operations. Transaction gains and losses were not material in the years ended December 31, 2021, December 31, 2020 and December 31, 2019. Net foreign currency exchange gains or losses resulting from the translation of assets and liabilities of foreign subsidiaries whose functional currency is not the U.S. dollar are recorded as a part of the cumulative translation adjustment in stockholders’ equity.
Stock-Based Compensation: Stock-based compensation for Dole consists of restricted stock units and stock options. At their grant date, the restricted stock units are valued using the current share price, and the stock options are valued using the Black Scholes pricing model. Stock-based compensation expense is recognized over the requisite service period, which is the vesting period of each award.
Redeemable Noncontrolling Interest (“NCI”): If a put option is held by a NCI in a subsidiary undertaking, whereby the holder of the put option can require Dole to acquire the NCI's ownership in the subsidiary at a future date, the Company examines the nature of such a put option to determine whether the put option is a separate financial instrument to, or embedded within, the NCI.
As the Company’s NCI containing put options have exercise prices based on future earnings of the related consolidated subsidiaries and meet the criteria for mezzanine classification, they are classified as redeemable NCI as mezzanine equity in the consolidated balance sheets. The options do not contain a limit to the amount that the Company could be required to pay upon exercise by the holder, and the embedded put and call features do not meet the criteria for bifurcation.
Both permanent and mezzanine-classified NCI are measured at fair value on the acquisition date. Each reporting period, net income and comprehensive income of a consolidated subsidiary is allocated to the controlling interest and NCI. When redemption of a mezzanine-classified NCI becomes probable, the NCI is accreted to its redemption amount with the offset to additional paid-in-capital. These changes are accreted over periods prior to the earliest redemption date or recognized immediately as they occur.
Guarantees: Dole makes guarantees as part of its normal business activities. These guarantees include guarantees of the indebtedness of some of its key fruit suppliers and other entities integral to Dole’s operations. Dole also issues bank guarantees as required by certain regulatory authorities, suppliers and other operating agreements, as well as to support the borrowings, leases and other obligations of its subsidiaries. The majority of Dole’s guarantees relate to guarantees of subsidiary obligations and are scoped out of the initial measurement and recognition accounting requirements related to guarantees.
Business Combinations: Business combinations are accounted for using the acquisition method of accounting. Application of this method of accounting requires that (i) identifiable assets acquired (including identifiable intangible assets) and liabilities assumed generally be measured at fair value as of the acquisition date, and (ii) the excess of the purchase price over the net fair value of identifiable assets acquired and liabilities assumed be recognized as goodwill.
Determining the fair value of assets acquired and liabilities assumed and the allocation of the purchase price requires management to use significant judgment and estimates, especially with respect to intangible assets. Estimates in valuing certain identifiable assets include, but are not limited to, the selection of valuation methodologies, estimates of future revenue and cash flows, expected long-term market growth, future expected operating expenses, costs of capital and appropriate discount rates. Management's estimates of fair value are based upon assumptions believed to be reasonable but which are inherently uncertain and unpredictable, and as a result, actual values may differ from these estimates. During the measurement period, certain adjustments may be recorded to the carrying fair value of the assets acquired and liabilities assumed with the corresponding offset to goodwill. After the measurement period, which could last up to one year after the transaction date, all adjustments are recorded in the consolidated statements of operations.
The NCI in acquired businesses are measured at fair value at the date of acquisition and are separately presented within stockholders' equity, distinct from equity attributable to Dole. Each reporting period, net income (loss) and comprehensive income (loss) of consolidated subsidiaries in which NCI are held are attributed to that NCI based on their equity interest in each consolidated subsidiary.
Contingent consideration is recognized and measured at fair value at the acquisition date. Any obligation of the Company to pay contingent consideration in connection with a business combination is classified as a liability as required by ASC 480, Distinguishing Liabilities from Equity; otherwise, it is classified as equity. Post-combination accounting for contingent consideration is impacted by its initial classification. When it is classified as a liability, it is remeasured at each reporting date at fair value, and any changes in fair value are reported within earnings. When it is classified as equity, the contingent consideration is not remeasured subsequently, and its settlement is accounted for within equity. Total contingent consideration as of December 31, 2021 and December 31, 2020 amounted to $7.3 million and $10.7 million, respectively
See Note 4 “Business Combinations and Transactions” for further detail on the Acquisition that occurred in the year ended December 31, 2021.
Contingencies: Estimated losses from contingencies are recognized if it is probable that an asset has been impaired or a liability has been incurred as of the date of the financial statements and the amount of that loss can be reasonably estimated. Gain contingencies are not recognized until realized. Judgement is used to assess whether a loss contingency is probable and estimable, and actual results may differ from that estimate. See Note 19 “Commitments and Contingencies” for further detail on the Company’s contingencies.